Interest bearing debt, Danish ship finance credit facility (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Credit Facility [Abstract]
Repayment of long-term debt refinancing	$ 0	$ 0	$ 25,480	$ 0
Danish Ship Finance Credit Facility [Member]
Credit Facility [Abstract]
Repayment of long-term debt refinancing			$ 25,500